Inventories	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories

Note 4: Inventories

Inventories (stated at the lower of cost or market, cost being determined on a FIFO basis) as of December 31, 2015, and 2014 consist of the following:

	2015	2014
	(in millions)
Raw materials	$1,254	$1,672
Work-in-process	747	552
Finished goods	3,689	4,784
Total inventories	$5,690	$7,008